MILES*Capital*

Dear AgVentures Alliance Member:

The management team of the Green Energy & Growth Fund, an investment company initially formed by the National Corn Growers Association, would like to invite you to a 30 minute presentation immediately following the **AgVentures Alliance Annual Meeting** at **3:30pm on March 26th, 2010**.

Sincerely,

David Miles
Green Energy & Growth Fund, Inc.
www.grefundinc.com



Green Energy & Growth Fund, Inc.
Formed by NCGA

Green Energy & Growth Fund, Inc.
Is Offering:
6.75 million shares of Common Stock at $15 per share
Prospectuses can be obtained from, and orders placed through:
Stifel, Nicolaus & Company, Incorporated

For more information, please contact:
Green Energy & Growth Fund, Inc.
Stock Information Center
c/o Stifel, Nicolaus & Company, Incorporated
501 North Broadway
Saint Louis, Missouri 63102
(877) 821-5780

STIFEL, NICOLAUS & COMPANY, INCORPORATED
MEMBER SIPC AND NYSE | WWW.STIFEL.COM

MILES*Capital*

Dear AgVentures Alliance Member:

The management team of the Green Energy & Growth Fund, an investment company initially formed by the National Corn Growers Association, would like to invite you to a 30 minute presentation immediately following the **AgVentures Alliance Annual Meeting** at **3:30pm on March 26th, 2010**.

Sincerely,

David Miles
Green Energy & Growth Fund, Inc.
www.grefundinc.com



Green Energy & Growth Fund, Inc.
Formed by NCGA

Green Energy & Growth Fund, Inc.
Is Offering:
6.75 million shares of Common Stock at $15 per share
Prospectuses can be obtained from, and orders placed through:
Stifel, Nicolaus & Company, Incorporated

For more information, please contact:
Green Energy & Growth Fund, Inc.
Stock Information Center
c/o Stifel, Nicolaus & Company, Incorporated
501 North Broadway
Saint Louis, Missouri 63102
(877) 821-5780

STIFEL, NICOLAUS & COMPANY, INCORPORATED

MILES*Capital*

Dear AgVentures Alliance Member:

The management team of the Green Energy & Growth Fund, an investment company initially formed by the National Corn Growers Association, would like to invite you to a 30 minute presentation immediately following the **AgVentures Alliance Annual Meeting** at **3:30pm on March 26th, 2010**.

Sincerely,

David Miles
Green Energy & Growth Fund, Inc.
www.grefundinc.com



Green Energy & Growth Fund, Inc.
Formed by NCGA

Green Energy & Growth Fund, Inc.
Is Offering:
6.75 million shares of Common Stock at $15 per share
Prospectuses can be obtained from, and orders placed through:
Stifel, Nicolaus & Company, Incorporated

For more information, please contact:
Green Energy & Growth Fund, Inc.
Stock Information Center
c/o Stifel, Nicolaus & Company, Incorporated
501 North Broadway
Saint Louis, Missouri 63102
(877) 821-5780

STIFEL, NICOLAUS & COMPANY, INCORPORATED

MILES*Capital*

Dear AgVentures Alliance Member:

The management team of the Green Energy & Growth Fund, an investment company initially formed by the National Corn Growers Association, would like to invite you to a 30 minute presentation immediately following the **AgVentures Alliance Annual Meeting** at **3:30pm on March 26th, 2010**.

Sincerely,

David Miles
Green Energy & Growth Fund, Inc.
www.grefundinc.com



Green Energy & Growth Fund, Inc.
Formed by NCGA

Green Energy & Growth Fund, Inc.
Is Offering:
6.75 million shares of Common Stock at $15 per share
Prospectuses can be obtained from, and orders placed through:
Stifel, Nicolaus & Company, Incorporated

For more information, please contact:
Green Energy & Growth Fund, Inc.
Stock Information Center
c/o Stifel, Nicolaus & Company, Incorporated
501 North Broadway
Saint Louis, Missouri 63102
(877) 821-5780

STIFEL, NICOLAUS & COMPANY, INCORPORATED